Liabilities for quality assurance (Tables)	12 Months Ended
Mar. 31, 2021
Text Block [Abstract]
Disclosure of Net Changes in Liabilities for Quality Assurances
The net change in liabilities for quality assurance above for the years ended March 31, 2020 and 2021 consist of the following:

	Yen in millions
	For the years ended March 31,
	2020	2021
Liabilities for quality assurance at beginning of year	1,769,514	1,552,970
Additional provisions	372,619	345,563
Utilization	(482,918)	(347,806)
Reversals	(99,533)	(77,479)
Other	(6,712)	9,624

Liabilities for quality assurance at end of year	1,552,970	1,482,872

Disclosure of Net Changes in Liabilities for Recalls and Other Safety Measures
The table below shows the net changes in liabilities for recalls and other safety measures which are comprised in liabilities for quality assurance above for the years ended March 31, 2020 and 2021.

	Yen in millions
	For the years ended March 31,
	2020	2021
Liabilities for recalls and other safety measures at beginning of year	1,302,309	1,104,711
Additional provisions	225,373	229,763
Utilization	(354,759)	(228,044)
Reversals	(61,099)	(74,907)
Other	(7,113)	3,458

Liabilities for recalls and other safety measures at end of year	1,104,711	1,034,981